Financial Assets and Financial Liabilities (Details) - Schedule of Maturity Profile of Groups Financial Liabilities at End of Reporting Period Based on Contractual Undiscounted Payments - Group [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Profile of Groups Financial Liabilities at End of Reporting Period Based on Contractual Undiscounted Payments [Line Items]
Interest-bearing loans and borrowings	¥ 65,226	¥ 72,680
Lease liabilities	4,023	9,226
Trade payables	34,818	35,012
Due to shareholders	12,566	325
Due to related parties	531	488
Other payables and accruals	87,859	12,046
On demand [Member]
Schedule of Maturity Profile of Groups Financial Liabilities at End of Reporting Period Based on Contractual Undiscounted Payments [Line Items]
Interest-bearing loans and borrowings	34,000	30,000
Lease liabilities
Trade payables
Due to shareholders	12,566	325
Due to related parties	531
Other payables and accruals
Less than 1 year [Member]
Schedule of Maturity Profile of Groups Financial Liabilities at End of Reporting Period Based on Contractual Undiscounted Payments [Line Items]
Interest-bearing loans and borrowings	31,226	42,680
Lease liabilities	1,763	4,194
Trade payables	11,362	35,012
Due to shareholders
Due to related parties		488
Other payables and accruals	73,900	12,046
Over 1 year [Member]
Schedule of Maturity Profile of Groups Financial Liabilities at End of Reporting Period Based on Contractual Undiscounted Payments [Line Items]
Interest-bearing loans and borrowings
Lease liabilities	2,260	5,032
Trade payables	23,456
Due to shareholders
Due to related parties
Other payables and accruals	¥ 13,959